Cash segregated as deposits (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024 [1]	Apr. 01, 2023 [1]
Cash segregated as deposits [Abstract]
Cash segregated as deposits	¥ 51,655	¥ 59,256	¥ 40,936
Deposits received	¥ 50,911	¥ 59,276	¥ 41,058

[1]	The comparative information is restated due to change in accounting policy. See Note 2 (5) “Changes in accounting policies”